(Vanguard Financials Index Fund Retail) (Vanguard Financials Index Fund)	12 Months Ended
Aug. 31, 2012
Vanguard Financials Index Fund - ETF Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%
Vanguard Financials Index Fund - Admiral Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.05%